Supplemental Cash Flow Information - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Disclosure of cash flow statement [line items]
Total cash outflow relative to company's leases	$ 153				$ 323
Dividends declared per share	$ 0.09		$ 0.09		$ 0.18		$ 0.18
Total dividends paid	$ 23,441	$ 40,074	$ 24,738	$ 39,852	$ 998,000	$ 68,326
DRIP percentage	20.00%		19.00%		21.00%		19.00%
Retained Earnings [member]
Disclosure of cash flow statement [line items]
Total dividends paid	$ 40,133	$ 40,074	$ 39,888	$ 39,852	$ 80,207	$ 79,879	$ 79,739
Dividends Paid in Cash [member]
Disclosure of cash flow statement [line items]
Total dividends paid	31,950		32,480		63,515		64,589
Dividends Paid in DRIP [member]
Disclosure of cash flow statement [line items]
Total dividends paid	$ 8,183		$ 7,408		$ 16,692		$ 15,150
First Majestic [member] | San Dimas [member]
Disclosure of cash flow statement [line items]
Number of common shares received			20,914,590				20,914,590
Fair value of shares received							$ 151,000